Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (16.8%)
	Communication Services (1.2%)
	Liberty Media Corp.
60,000	2.375%, 09/30/53*	$69,928
70,000	3.750%, 03/15/28	86,169
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	91,242
110,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29	132,027
		379,366
	Consumer Discretionary (1.8%)
95,000	Booking Holdings, Inc. 0.750%, 05/01/25	183,636
115,000	Ford Motor Company 0.000%, 03/15/26	118,921
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	102,382
7,000	Tesla, Inc. 2.000%, 05/15/24	59,613
35,000	Wayfair, Inc. 3.250%, 09/15/27	46,271
42,000	Winnebago Industries, Inc.* 3.250%, 01/15/30	45,561
		556,384
	Consumer Staples (0.2%)
70,000	Post Holdings, Inc. 2.500%, 08/15/27	78,803
		78,803
	Energy (0.3%)
65,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	79,140
		79,140
	Financials (0.9%)
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	43,888
90,000	Global Payments, Inc.*^ 1.500%, 03/01/31	95,178
110,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	142,868
		281,934
	Health Care (1.2%)
130,000	Dexcom, Inc. 0.250%, 11/15/25	143,029
52,000	Exact Sciences Corp.* 2.000%, 03/01/30	58,861
75,000	Integer Holdings Corp. 2.125%, 02/15/28	108,406
75,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	79,538
		389,834
	Industrials (2.3%)
65,000	American Airlines Group, Inc.^ 6.500%, 07/01/25	75,646
55,000	Axon Enterprise, Inc.^ 0.500%, 12/15/27	80,024
85,000	Fluor Corp.* 1.125%, 08/15/29	95,869
170,000	Middleby Corp. 1.000%, 09/01/25	223,477
100,000	Tetra Tech, Inc.*^ 2.250%, 08/15/28	109,840
115,000	Uber Technologies, Inc.* 0.875%, 12/01/28	142,541
		727,397
	Information Technology (5.9%)
58,000	Advanced Energy Industries, Inc.* 2.500%, 09/15/28	59,190
	Akamai Technologies, Inc.
41,000	0.375%, 09/01/27^	43,309
160,000	1.125%, 02/15/29*	164,583
70,000	CyberArk Software, Ltd. 0.000%, 11/15/24	119,141
65,000	Enphase Energy, Inc.^ 0.000%, 03/01/28	56,120
50,000	NCL Corp., Ltd.^ 5.375%, 08/01/25	65,928
75,000	Nutanix, Inc. 0.250%, 10/01/27	92,122
170,000	ON Semiconductor Corp. 0.500%, 03/01/29	167,771
25,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	71,486
90,000	Parsons Corp.* 2.625%, 03/01/29	98,191
60,000	Rapid7, Inc.*^ 1.250%, 03/15/29	61,254
125,000	Seagate HDD Cayman*^ 3.500%, 06/01/28	158,890
200,000	SK Hynix, Inc. 1.750%, 04/11/30	324,908
77,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	85,499
60,000	Tyler Technologies, Inc. 0.250%, 03/15/26	60,493
155,000	Western Digital Corp.*^ 3.000%, 11/15/28	227,811
		1,856,696
	Real Estate (1.0%)
115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	103,493
175,000	Welltower OP, LLC*^ 2.750%, 05/15/28	195,237
		298,730
	Utilities (2.0%)
115,000	Alliant Energy Corp. 3.875%, 03/15/26	113,481
165,000	CMS Energy Corp.* 3.375%, 05/01/28	162,546
70,000	PG&E Corp.* 4.250%, 12/01/27	70,396
195,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	187,021

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
100,000	Southern Company^ 3.875%, 12/15/25	$99,761
		633,205
	Total Convertible Bonds (Cost $4,667,938)	5,281,489

NUMBER OF SHARES
Common Stocks (77.5%)
	Communication Services (9.2%)
8,990	Alphabet, Inc. - Class A#	1,356,861
3,690	Comcast Corp. - Class A	159,962
1,440	Meta Platforms, Inc. - Class A	699,235
375	Netflix, Inc.#	227,749
1,315	T-Mobile U.S., Inc.	214,634
1,920	Walt Disney Company	234,931
		2,893,372
	Consumer Discretionary (7.5%)
6,955	Amazon.com, Inc.#	1,254,543
560	Home Depot, Inc.	214,816
2,880	Las Vegas Sands Corp.	148,896
535	Lowe's Companies, Inc.	136,281
560	McDonald's Corp.	157,892
1,340	NIKE, Inc. - Class B	125,933
1,185	Starbucks Corp.	108,297
690	Tesla, Inc.#	121,295
970	TJX Cos., Inc.	98,377
		2,366,330
	Consumer Staples (5.1%)
3,160	Coca-Cola Company	193,329
350	Costco Wholesale Corp.	256,420
1,105	Mondelez International, Inc. - Class A	77,350
1,460	Monster Beverage Corp.#	86,549
865	PepsiCo, Inc.	151,384
2,050	Philip Morris International, Inc.	187,821
1,810	Procter & Gamble Company	293,672
790	Target Corp.	139,996
3,480	Walmart, Inc.	209,392
		1,595,913
	Energy (3.3%)
625	Chevron Corp.	98,588
1,005	ConocoPhillips	127,916
2,785	Exxon Mobil Corp.	323,728
730	Hess Corp.	111,427
865	Marathon Petroleum Corp.	174,298
305	Pioneer Natural Resources Company	80,063
2,335	Schlumberger, NV	127,981
		1,044,001
	Financials (10.9%)
485	American Express Company	110,430
1,350	American International Group, Inc.	105,529
583	Assurant, Inc.	109,744
6,695	Bank of America Corp.	253,874
125	BlackRock, Inc.	104,213
895	Chubb, Ltd.	231,921
775	Citigroup, Inc.	49,011
270	Goldman Sachs Group, Inc.	112,776
2,085	JPMorgan Chase & Company	417,625
1,164	KKR & Company, Inc.	117,075
1,170	Marsh & McLennan Cos., Inc.	240,997
815	Mastercard, Inc. - Class A	392,480
2,775	Morgan Stanley	261,294
255	S&P Global, Inc.	108,490
2,020	Visa, Inc. - Class A	563,742
4,100	Wells Fargo & Company	237,636
		3,416,837
	Health Care (10.0%)
810	Abbott Laboratories	92,065
935	AbbVie, Inc.	170,263
1,210	Alcon, Inc.^	100,781
3,408	Boston Scientific Corp.#	233,414
1,260	Bristol-Myers Squibb Company	68,330
825	Danaher Corp.	206,019
685	Dexcom, Inc.#	95,010
230	Elevance Health, Inc.	119,264
480	Eli Lilly & Company	373,421
1,935	Johnson & Johnson	306,098
195	McKesson Corp.	104,686
1,360	Medtronic, PLC	118,524
2,170	Merck & Company, Inc.	286,331
2,495	Pfizer, Inc.	69,236
230	Stryker Corp.	82,310
320	Thermo Fisher Scientific, Inc.~	185,987
755	UnitedHealth Group, Inc.	373,498
1,095	Zimmer Biomet Holdings, Inc.	144,518
		3,129,755
	Industrials (5.0%)
455	Boeing Company#	87,810
8,415	CSX Corp.	311,944
2,210	Delta Air Lines, Inc.	105,793
1,455	Honeywell International, Inc.	298,639
775	JB Hunt Transport Services, Inc.	154,419
490	Parker-Hannifin Corp.	272,337
545	Rockwell Automation, Inc.	158,775
1,740	RTX Corp.	169,702
		1,559,419
	Information Technology (22.6%)
685	Accenture, PLC - Class A	237,428
225	Adobe, Inc.#	113,535
1,010	Advanced Micro Devices, Inc.#	182,295
8,475	Apple, Inc.~	1,453,293
347	Broadcom, Inc.	459,917
2,510	Cisco Systems, Inc.	125,274
100	Intuit, Inc.	65,000
165	Lam Research Corp.	160,309
1,370	Micron Technology, Inc.	161,509
5,455	Microsoft Corp.~	2,295,028
1,570	NVIDIA Corp.	1,418,589
805	Oracle Corp.	101,116
590	Salesforce, Inc.	177,696
210	ServiceNow, Inc.#~	160,104
		7,111,093
	Materials (2.7%)
3,750	Freeport-McMoRan, Inc.	176,325
615	Linde, PLC	285,557
1,225	PPG Industries, Inc.	177,502
190	Sherwin-Williams Company	65,993

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
490	Vulcan Materials Company	$133,731
		839,108
	Real Estate (0.6%)
680	American Tower Corp.	134,361
1,540	Invitation Homes, Inc.	54,840
		189,201
	Utilities (0.6%)
985	CMS Energy Corp.	59,435
1,110	DTE Energy Company	124,475
		183,910
	Total Common Stocks (Cost $10,552,996)	24,328,939

Convertible Preferred Stocks (1.3%)
	Financials (0.8%)
1,180	AMG Capital Trust II^ 5.150%, 10/15/37	61,280
2,905	Apollo Global Management, Inc.^ 6.750%, 07/31/26	185,193
		246,473
	Industrials (0.1%)
678	Chart Industries, Inc. 6.750%, 12/15/25	43,534
		43,534
	Utilities (0.4%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§** 3.369%, 09/15/29	28,759
2,600	NextEra Energy, Inc.^ 6.926%, 09/01/25	101,218
		129,977
	Total Convertible Preferred Stocks (Cost $432,575)	419,984

Exchange-Traded Fund (0.2%)
	Other (0.2%)
540	iShares Biotechnology ETF^ (Cost $74,298)	74,099

PRINCIPAL AMOUNT

U.S. Government and Agency Securities (1.7%)
	Other (1.7%)
	U.S. Treasury Note
300,000	4.375%, 10/31/24	298,494
120,000	3.000%, 06/30/24^	119,318
120,000	3.250%, 08/31/24	118,999
		536,811
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $538,284)	536,811

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT

Purchased Options (0.1%) #
	Other (0.1%)
559,020 7,000	iShares MSCI EAFE ETF Call, 06/21/24, Strike $80.00	$15,890
2,627,650 500	S&P 500 Index Put, 04/19/24, Strike $4,870.00	1,825
		17,715
	Total Purchased Options (Cost $48,978)	17,715

NUMBER OF SHARES/ PRINCIPAL AMOUNT

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.2%)
1,938,560	State Street Navigator Securities Lending Government Money Market Portfolio, 5.340%***† (Cost $1,938,560)	1,938,560
TOTAL INVESTMENTS (103.8)% (Cost $18,253,629)		32,597,597

LIABILITIES, LESS OTHER ASSETS (-3.8)%		(1,202,247)

NET ASSETS (100.0)%		$31,395,350

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $212,274.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2024.
***	The rate disclosed is the 7 day net yield as of March 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of March 31, 2024.

See accompanying Notes to Schedule of Investments

The following table summarizes the Portfolio's investments and derivative financial instruments categorized in the fair value hierarchy as of March 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,281,489	$—	$5,281,489
Common Stocks	24,328,939	—	—	24,328,939
Convertible Preferred Stocks	329,945	90,039	—	419,984
Exchange-Traded Fund	74,099	—	—	74,099
U.S. Government and Agency Securities	—	536,811	—	536,811
Purchased Options	17,715	—	—	17,715
Investment of Cash Collateral For Securities Loaned	—	1,938,560	—	1,938,560
Total	$24,750,698	$7,846,899	$—	$32,597,597

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2024, the Portfolio had no outstanding forward foreign currency contracts.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments. The summary of the inputs used in valuing the Portfolio's holdings are available after the Portfolio's Portfolio.